INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Depreciation and Amortization	$ 0	$ 0
Reserves and Accruals	171,889	171,338
Research and Development Credits	0	0
Net Operating Loss Carryforwards	1,586,709	555,578
Gross Deferred Tax Assets	1,758,598	726,916
Valuation Allowance	(1,758,598)	(726,916)
Net Deferred Tax Assets	$ 0	$ 0